Retirement benefit plan - Schedule of defined benefit liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	$ (251)	$ (30)
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	2,189	1,978	$ 4,440	$ 3,753
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	$ (2,440)	$ (2,008)	$ (4,070)	$ (3,523)